CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	Ordinary shares CNY (¥) shares	Ordinary shares USD ($) shares	Treasury stock CNY (¥)	Treasury stock USD ($)	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Series A perpetual convertible preferred shareholders CNY (¥)	Accumulated other comprehensive loss CNY (¥)	Accumulated other comprehensive loss USD ($)	Statutory reserves CNY (¥)	Statutory reserves USD ($)	Accumulated deficit Cumulative Effect, Period of Adoption, Adjustment CNY (¥)	Accumulated deficit CNY (¥)	Accumulated deficit USD ($)	Total VNET Group, Inc. shareholders' equity Cumulative Effect, Period of Adoption, Adjustment CNY (¥)	Total VNET Group, Inc. shareholders' equity CNY (¥)	Total VNET Group, Inc. shareholders' equity USD ($)	Noncontrolling interest CNY (¥)	Noncontrolling interest USD ($)	Cumulative Effect, Period of Adoption, Adjustment CNY (¥)	CNY (¥) shares	USD ($) shares
Beginning Balance (in shares) at Dec. 31, 2019 | shares	679,963,488	679,963,488
Beginning balance at Dec. 31, 2019	¥ 46				¥ 9,202,567			¥ 77,904		¥ 60,469			¥ (4,038,390)			¥ 4,953,073		¥ 278,555			¥ 5,231,628
Treasury stock, beginning balance at Dec. 31, 2019			¥ (349,523)
Consolidated net income (loss)													(2,709,347)			(2,709,347)		29,088			(2,680,259)
Contribution by noncontrolling interest																		24,903			24,903
Issuance of new shares	¥ 8				2,680,283											2,680,291					2,680,291
Issuance of new shares (in shares) | shares	118,754,028	118,754,028
Issuance of perpetual convertible preferred shares							¥ 1,047,468									1,047,468					1,047,468
Deemed distribution to perpetual convertible preferred shares					470,643								(470,643)
Foreign exchange difference								(133,439)								(133,439)					(133,439)
Cancellation of shares issued in prior years (in shares) | shares	(104,304)	(104,304)
Conversion of convertible promissory notes	¥ 2				717,606											717,606					717,606
Conversion of convertible promissory notes (in shares) | shares	23,710,140	23,710,140
Share repurchase					(130,650)											(130,650)					(130,650)
Share repurchase (in shares) | shares	(4,363,639)	(4,363,639)
Share-based compensation					139,641											139,641					139,641
Share options exercised					3,029											3,029					3,029
Share options exercised (in shares) | shares	459,168	459,168
Appropriation of statutory reserves										13,993			(13,993)
Restricted share units vested (shares) | shares	2,603,430	2,603,430
Settlement of share options and restricted share units with shares held by depository bank (in shares) | shares	(3,062,598)	(3,062,598)
Treasury stock, ending balance at Dec. 31, 2020			(349,523)
Ending Balance (in shares) at Dec. 31, 2020 | shares	817,959,713	817,959,713
Ending balance at Dec. 31, 2020	¥ 56				13,083,119		1,047,468	(55,535)		74,462		¥ (2,740)	(7,235,113)		¥ (2,740)	6,564,934		332,546		¥ (2,740)	6,897,480
Consolidated net income (loss)													500,098			500,098		15,003			515,101
Contribution by noncontrolling interest																		11,223			11,223
Conversion of perpetual convertible preferred shares and cumulative dividend	¥ 3				1,076,208		¥ (1,047,468)	(106)					(28,637)
Conversion of perpetual convertible preferred shares and cumulative dividend (in shares) | shares	54,507,816	54,507,816
Foreign exchange difference								(22,773)								(22,773)					(22,773)
Conversion of convertible promissory notes	¥ (3)				(1,639,803)											(1,639,806)					(1,639,806)
Conversion of convertible promissory notes (in shares) | shares	42,401,010	42,401,010
Share repurchase	¥ (3)				(866,400)			(12,029)					(826,458)			(1,704,890)					(1,704,890)
Share repurchase (in shares) | shares	(48,634,493,000)	(48,634,493,000)
Share-based compensation					(264,854)											(264,854)					¥ (264,854)
Issuance of new shares for share option exercised and restricted share units vested	¥ 1				(1)
Issuance of new shares for share option exercised and restricted share units vested (in shares) | shares	16,680,000	16,680,000
Shares issued to depositary bank (in shares) | shares	(7,800,000)	(7,800,000)																			7,800,000	7,800,000
Appropriation of dividend													(272)			(272)					¥ (272)
Share options exercised					472											472					472
Share options exercised (in shares) | shares	86,862	86,862
Restricted share units vested (shares) | shares	5,929,122	5,929,122
Settlement of share options and restricted share units with shares held by depository bank (in shares) | shares	(6,015,984)	(6,015,984)
Treasury stock, ending balance at Dec. 31, 2021			(349,523)																		(349,523)
Ending Balance (in shares) at Dec. 31, 2021 | shares	890,714,046	890,714,046
Ending balance at Dec. 31, 2021	¥ 60				15,198,055			(90,443)		74,462			(7,590,382)			7,242,229		358,772			7,601,001
Consolidated net income (loss)													(775,952)			(775,952)		13,958			(761,994)
Foreign exchange difference								101,465								101,465					101,465
Disposal of noncontrolling interest																		(487)			(487)
Share-based compensation					41,871											41,871					41,871
Share options exercised (in shares) | shares	2,802	2,802
Appropriation of statutory reserves										3,534			(3,534)
Restricted share units vested (shares) | shares	5,666,844	5,666,844
Settlement of share options and restricted share units with shares held by depository bank (in shares) | shares	(5,669,646)	(5,669,646)
Treasury stock, ending balance at Dec. 31, 2022			¥ (349,523)	$ (50,676)																	(349,523)	$ (50,676)
Ending Balance (in shares) at Dec. 31, 2022 | shares	890,714,046	890,714,046
Ending balance at Dec. 31, 2022	¥ 60	$ 9			¥ 15,239,926	$ 2,209,582		¥ 11,022	$ 1,598	¥ 77,996	$ 11,309		¥ (8,369,868)	$ (1,213,517)		¥ 6,609,613	$ 958,305	¥ 372,243	$ 53,970		¥ 6,981,856	$ 1,012,275